FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ 895		$ 1,011		$ 1,439
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 1,389	$ 1,104
Exchange rate, assets | $ / $	1.2578	1.2578
Fair value, assets	$ 1,121		$ 1,086
Exchange rate, liabilities | $ / $			1.2995	1.2995
Derivative Liabilities, Notional Amount1			$ 583	$ 449
Fair value, liabilities	11		(12)
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 6,661	$ 5,859	$ 4,912	$ 4,550
Exchange rate, assets | $ / $	1.1369	1.1369	1.0795	1.0795
Fair value, assets	$ 1,110		$ 1,098		1,412
Exchange rate, liabilities | $ / $	1.3025	1.3025	1.3358	1.3358
Derivative Liabilities, Notional Amount1	$ 7,011	$ 5,383	$ 6,201	$ 4,642
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 545	$ 438
Exchange rate, assets | $ / $	1.2453	1.2453
Fair value, assets			$ (109)		1
Exchange rate, liabilities | $ / $	1.3151	1.3151	1.3421	1.3421
Derivative Liabilities, Notional Amount1	$ 829	$ 630	$ 2,134	$ 1,590
Fair value, liabilities	(19)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	265		238
Fair value, assets	36		34		55
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(243)
Interest rate derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	3,250
Derivative Liabilities, Notional Amount1	500	2,000
Fair value, liabilities	(243)
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,551		1,439
Fair value, liabilities	(656)		(428)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	(11)		0		$ (29)
Fair value, liabilities	0		(12)
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1,453		1,405
Fair value, liabilities	(343)		(307)
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	11		0
Fair value, liabilities	(30)		(109)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	36		34
Fair value, liabilities	0		0
Before Offset Amount | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(283)
Before Offset Amount | Interest rate derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	40		0
Fair value, liabilities	$ (6)	$ (277)	$ 0